August 6, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Century Capital Portfolios, Inc. (the "Registrant")
1933 Act File No. 33-64872, Post-Effective Amendment No. 121
1940 Act File No. 811-07820, Amendment No. 121

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in the most recent registration statement amendment, the text of which has been filed electronically.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3267.

Sincerely,

/s/ Evan C. Johnson
Evan C. Johnson
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com